Other Non-Current Assets	12 Months Ended
Mar. 31, 2023
Other Non-Current Assets [Abstract]
Other Non-Current Assets

NOTE 10C — Other non-current assets

Other non-current assets consist of the following:

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Capital advances for property, plant and equipment	$8,714,907	—